GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT AGENCY DEBENTURES -- 11.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.45%,
4/29/09                                       $ 2,000      $  2,020,480
Federal Home Loan Mortgage Corp.,
6.625%, 9/15/09(1)                             69,000        73,517,430
-----------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $70,563,290)                          $ 75,537,910
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 86.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with various maturities to
   2003                                       $    21      $     21,395
   5.25%, with maturity at 2005                    13            13,601
   5.50%, with various maturities to
   2011                                            62            63,151
   6.00%, with various maturities to
   2022                                           256           262,303
   6.25%, with various maturities to
   2013                                            60            61,491
   6.50%, with various maturities to
   2022                                         4,905         5,080,705
   6.75%, with various maturities to
   2008                                            72            74,448
   6.87%, with maturity at 2022                 5,410         5,567,264
   7.00%, with various maturities to
   2019                                         2,908         3,026,424
   7.089%, with maturity at 2023                8,339         8,657,754
   7.25%, with various maturities to
   2022                                        15,345        16,058,754
   7.50%, with various maturities to
   2024                                         7,456         7,838,673
   7.75%, with various maturities to
   2018                                           726           765,839
   7.78%, with maturity at 2022                 2,198         2,340,327
   7.85%, with maturity at 2020                 5,944         6,359,560
   8.00%, with various maturities to
   2028                                        55,562        59,286,973
   8.15%, with various maturities to
   2021                                         6,312         6,789,424
   8.25%, with various maturities to
   2017                                         8,648         9,202,008
   8.50%, with various maturities to
   2027                                        40,987        44,251,666
   8.75%, with various maturities to
   2016                                         5,738         6,124,309
   9.00%, with various maturities to
   2024                                        18,861        20,507,890
   9.25%, with various maturities to
   2011                                         3,649         3,948,223
   9.50%, with various maturities to
   2022                                         8,526         9,407,426
   9.75%, with various maturities to
   2018                                         2,372         2,584,807
   10.00%, with various maturities to
   2017                                            61            68,383
   10.50%, with various maturities to
   2021                                        14,280        16,176,634
   10.75%, with maturity at 2011                  837           928,393
   11.00%, with various maturities to
   2020                                        17,175        19,625,352
   11.25%, with maturity at 2014                  799           900,799
   11.50%, with maturity at 2015                  220           253,581
   12.00%, with various maturities to
   2019                                         3,779         4,424,295
   12.25%, with various maturities to
   2019                                           794           924,060
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   12.50%, with various maturities to
   2019                                       $ 8,340      $  9,801,647
   12.75%, with various maturities to
   2015                                           148           171,485
   13.00%, with various maturities to
   2019                                         1,577         1,872,063
   13.25%, with various maturities to
   2019                                           141           166,763
   13.50%, with various maturities to
   2019                                         1,657         1,949,312
   14.00%, with various maturities to
   2016                                           697           838,300
   14.50%, with various maturities to
   2014                                            33            40,362
   14.75%, with maturity at 2010                  208           248,193
   15.00%, with various maturities to
   2013                                         1,226         1,511,638
   15.25%, with maturity at 2012                   36            44,776
   15.50%, with maturity at 2011                   36            44,234
   16.00%, with maturity at 2012                   43            54,117
   16.25%, with various maturities to
   2012                                            79            98,509
-----------------------------------------------------------------------
                                                           $278,437,311
-----------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014               $    26      $     22,990
   3.50%, with maturity at 2007                    18            18,062
   5.00%, with various maturities to
   2017                                            73            72,170
   5.25%, with maturity at 2006                    39            39,691
   5.50%, with maturity at 2006                    30            30,769
   5.75%, with maturity at 2003                     0(3)            261
   6.00%, with various maturities to
   2010                                           364           372,673
   6.25%, with various maturities to
   2007                                            49            50,072
   6.50%, with various maturities to
   2017                                           193           199,485
   6.75%, with various maturities to
   2007                                            43            43,936
   7.00%, with various maturities to
   2017                                         2,738         2,845,239
   7.25%, with various maturities to
   2008                                         1,067         1,120,517
   7.50%, with various maturities to
   2024                                         9,754        10,263,164
   7.75%, with various maturities to
   2008                                           348           366,278
   7.875%, with maturity at 2021                6,814         7,261,009
   8.00%, with various maturities to
   2022                                        23,194        24,592,473
   8.25%, with various maturities to
   2025                                         9,155         9,625,146
   8.50%, with various maturities to
   2026                                        11,616        12,492,325
   8.75%, with various maturities to
   2017                                           398           427,472
   9.00%, with various maturities to
   2022                                        17,371        18,881,327
   9.125%, with maturity at 2011                  915           999,777
   9.25%, with various maturities to
   2017                                         3,296         3,578,420
   9.50%, with various maturities to
   2025                                        10,190        11,243,013
   9.704%, with maturity at 2025                  808           903,218
   9.75%, with maturity at 2019                   114           127,103
   9.92%, with maturity at 2021                   753           845,963
   10.00%, with various maturities to
   2025                                         3,502         3,916,848
   10.036%, with maturity at 2020               1,239         1,383,336
   10.29%, with maturity at 2021                1,381         1,555,428
   10.294%, with maturity at 2020                 890         1,003,480
   10.365%, with maturity at 2025               1,038         1,168,909

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   10.50%, with various maturities to
   2025                                       $ 2,570      $  2,898,188
   11.00%, with various maturities to
   2020                                         2,689         3,071,224
   11.50%, with various maturities to
   2020                                         8,144         9,374,834
   11.534%, with maturity at 2025                 641           742,678
   11.591%, with maturity at 2016               1,799         2,076,931
   11.75%, with various maturities to
   2017                                         1,136         1,317,817
   12.00%, with various maturities to
   2020                                        16,972        19,762,383
   12.25%, with various maturities to
   2015                                           961         1,124,148
   12.267%, with maturity at 2021               1,115         1,307,076
   12.50%, with various maturities to
   2021                                         5,559         6,531,028
   12.707%, with maturity at 2015               1,483         1,759,963
   12.75%, with various maturities to
   2015                                           993         1,172,575
   13.00%, with various maturities to
   2027                                         4,349         5,102,405
   13.25%, with various maturities to
   2015                                           924         1,096,624
   13.50%, with various maturities to
   2015                                         2,406         2,888,199
   13.75%, with various maturities to
   2014                                            61            72,737
   14.00%, with various maturities to
   2014                                           115           138,606
   14.25%, with maturity at 2014                   33            40,687
   14.50%, with various maturities to
   2014                                            95           114,620
   14.75%, with maturity at 2012                1,549         1,894,074
   15.00%, with various maturities to
   2013                                         1,564         1,929,218
   15.50%, with maturity at 2012                  285           355,948
   15.75%, with maturity at 2011                    9            11,634
   16.00%, with maturity at 2012                1,159         1,457,637
-----------------------------------------------------------------------
                                                           $181,691,788
-----------------------------------------------------------------------
Government National Mortgage Assn.:
   7.00%, with maturity at 2022               $ 1,216      $  1,257,939
   7.25%, with various maturities to
   2022                                         1,392         1,453,666
   7.50%, with various maturities to
   2024                                         3,908         4,122,292
   8.00%, with various maturities to
   2017                                        61,029        65,442,994
   8.25%, with maturity at 2008                   150           160,358
   8.30%, with maturity at 2020                   667           721,371
   8.50%, with various maturities to
   2018                                         5,637         6,117,327
   9.00%, with various maturities to
   2011                                         5,633         6,152,553
   9.50%, with various maturities to
   2022                                        14,980        16,507,848
   10.00%, with various maturities to
   2025                                         7,367         8,126,614
   11.00%, with maturity at 2020                1,530         1,756,142
   11.50%, with maturity at 2013                   78            90,105
   12.00%, with various maturities to
   2015                                         4,512         5,270,024
   12.50%, with various maturities to
   2019                                         2,188         2,581,869
   13.00%, with various maturities to
   2014                                           414           491,061
   13.50%, with various maturities to
   2012                                           104           124,000
   14.00%, with maturity at 2015                   32            39,286
   14.50%, with maturity at 2014                   15            18,724
   15.00%, with various maturities to
   2013                                           292           362,323
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   16.00%, with various maturities to
   2012                                       $    93      $    117,204
-----------------------------------------------------------------------
                                                           $120,913,700
-----------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
   Series B Class 3 100% FHLMC PC
   Collateral, 12.50%, due 2013               $    43      $     43,074
-----------------------------------------------------------------------
                                                           $     43,074
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $573,583,547)                          $581,085,873
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 1.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23(2)        $ 6,000      $  6,985,320
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,289,300)                           $  6,985,320
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banque National De Paris Euro
Time-Deposit Cayman Island, 1.50%,
1/2/02                                        $36,000      $ 36,000,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $36,000,000)                        $ 36,000,000
-----------------------------------------------------------------------
Total Investments -- 103.6%
   (identified cost $686,436,137)                          $699,609,103
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.6)%                   $(24,088,742)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $675,520,361
-----------------------------------------------------------------------

 (1)  A portion of this security is on loan at December 31, 2001.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  Represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $686,436,137)                          $699,609,103
Cash                                            98,963
Receivable for investments sold              2,423,735
Interest receivable                          6,103,279
Receivable for daily variation margin on
   open financial futures contracts            349,987
Prepaid expenses                                 2,379
------------------------------------------------------
TOTAL ASSETS                              $708,587,446
------------------------------------------------------

Liabilities
------------------------------------------------------
Collateral for securities loaned          $ 33,009,900
Payable to affiliate for Trustees' fees          5,335
Accrued expenses                                51,850
------------------------------------------------------
TOTAL LIABILITIES                         $ 33,067,085
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $675,520,361
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $663,379,545
Net unrealized appreciation (computed on
   the basis of identified cost)            12,140,816
------------------------------------------------------
TOTAL                                     $675,520,361
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $28,392,380
Security lending income                       941,607
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $29,333,987
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 3,240,772
Trustees' fees and expenses                    20,217
Custodian fee                                 208,375
Interest expense                               74,707
Legal and accounting services                  44,656
Miscellaneous                                  21,294
-----------------------------------------------------
TOTAL EXPENSES                            $ 3,610,021
-----------------------------------------------------

NET INVESTMENT INCOME                     $25,723,966
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Financial futures contracts            $(1,160,055)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,160,055)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 8,964,020
   Financial futures contracts                143,570
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 9,107,590
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 7,947,535
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $33,671,501
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      25,723,966  $      24,893,826
   Net realized loss                             (1,160,055)        (7,048,869)
   Net change in unrealized appreciation
      (depreciation)                              9,107,590         11,010,721
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      33,671,501  $      28,855,678
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     520,404,823  $     136,165,725
   Withdrawals                                 (218,546,077)      (170,231,237)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     301,858,746  $     (34,065,512)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS     $     335,530,247  $      (5,209,834)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     339,990,114  $     345,199,948
------------------------------------------------------------------------------
AT END OF YEAR                            $     675,520,361  $     339,990,114
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
INCREASE (DECREASE) IN CASH               DECEMBER 31, 2001
---------------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $        (375,323,456)
   Proceeds from sales of investments
      and principal repayments                      102,752,388
   Interest received, including net
      securities lending income                      34,367,092
   Interest paid                                        (74,707)
   Operating expenses paid                           (3,614,272)
   Net purchase of short-term
      investments                                   (31,545,000)
   Financial futures contracts
      transactions                                   (1,588,803)
   Repayment of collateral for
      securities loaned, net                        (26,876,851)
   Decrease in unrealized loss from
      futures transactions                              143,570
---------------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $        (301,760,039)
---------------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $         520,404,823
   Payments for capital withdrawals                (218,546,077)
---------------------------------------------------------------
NET CASH FROM FINANCING ACTIVITIES        $         301,858,746
---------------------------------------------------------------

NET INCREASE IN CASH                      $              98,707
---------------------------------------------------------------
CASH AT BEGINNING OF YEAR                 $                 256
---------------------------------------------------------------

CASH AT END OF YEAR                       $              98,963
---------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
---------------------------------------------------------------
Net increase in net assets from
   operations                             $          33,671,501
Increase in receivable for investments
   sold                                              (1,329,821)
Decrease in payable for investments
   purchased                                         (2,210,993)
Increase in interest receivable                      (1,854,299)
Increase in receivable for variation
   margin                                              (428,748)
Decrease in payable to affiliate                         (1,235)
Decrease in accrued expenses                            (77,723)
Decrease in prepaid expenses                                679
Decrease in collateral for securities
   loaned                                           (26,876,851)
Net increase in investments                        (302,652,549)
---------------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $        (301,760,039)
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------
                                    2001(1)        2000         1999         1998         1997
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                  0.81%         0.84%        0.83%        0.82%        0.83%
   Interest expense                    0.02%         0.02%        0.02%        0.07%          --
   Net investment income               5.91%         7.77%        7.79%        7.85%        7.95%
Portfolio Turnover                       21%           22%          18%          48%          20%
-------------------------------------------------------------------------------------------------
TOTAL RETURN*                          9.52%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $675,520      $339,990     $345,200     $421,011     $433,107
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 7.51% to 5.91%.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, pass-through securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $35,299 reduction in cost of securities and a corresponding $35,299 increase in net unrealized appreciation, based on securities held by the Portfolio on December 31, 2000.

   The effect of this change for the year ended December 31, 2001 was a decrease in net investment income of $7,146 and an increase in net unrealized appreciation of $7,146.

   Also in accordance with the revised AICPA Audit and Accounting Guide for Investment Companies, the Portfolio reclassified net losses realized of $6,998,569 on prepayments received on mortgage-backed securities that were previously included in realized gains/losses, as part of interest income for the year ended December 31, 2001.

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Gains and Losses From Security
    Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under
   Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   expenses on the Statement of Operations. For the year ended December 31, 2001, $2,904 in credit balances were used to reduce the Portfolio's custodian fee.

 F Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 G Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Statement of Cash Flows -- The cash amount shown in the Statement of Cash
   Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at December 31, 2001.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $373,164,929, $0, and $104,082,209, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million, 0.6875% (per annum) from $500 million to $1 billion and

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the fee was equivalent to 0.74% of the Portfolio's average net assets for such period and amounted to $3,240,772. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 2001 was $1,691,781 and the average interest rate was 4.42%.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $2,310,294 for the year ended December 31, 2001. At December 31, 2001, the value of the securities loaned and the value of the collateral amounted to approximately $31,964,000 and $33,010,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $693,454,334
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,032,656
    Gross unrealized depreciation               (2,877,887)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,154,769
    ------------------------------------------------------

   The net unrealized depreciation on futures contracts at December 31, 2001 on a federal income tax basis, was $1,032,150.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2001 is as follows:

                                         FUTURES CONTRACTS
    -------------------------------------------------------------------------------------------
    EXPIRATION                                                                 NET UNREALIZED
    DATE(S)          CONTRACTS                                   POSITION       DEPRECIATION
    -------------------------------------------------------------------------------------------
    3/02             700 US Treasury Five Year Note Futures    Long              (1,032,150)

   At December 31, 2001, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GOVERNMENT OBLIGATIONS PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the supplementary data present fairly, in all material respects, the financial position of Government Obligations Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets, its cash flows and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION
FUND MANAGEMENT. The Trustees of the Eaton Vance Government Obligations Fund (the Fund) and Government Obligations Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                          POSITION(S)
NAME,                       WITH THE              TERM OF OFFICE                                       NUMBER OF PORTFOLIOS
ADDRESS                     FUND AND               AND LENGTH OF            PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX
AND AGE                    PORTFOLIO                SERVICE(3)              DURING PAST FIVE YEARS    OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------------
Jessica M.               Trustee         Trustee Since                      President and Chief                  165
Bibliowicz(1)                            1998                               Executive Officer of
Age 42                                                                      National Financial
The Eaton Vance                                                             Partners (financial
Building                                                                    services company) (since
255 State Street                                                            April 1999). President
Boston, MA 02109                                                            and Chief Operating
                                                                            Officer of John A.
                                                                            Levin & Co. (registered
                                                                            investment advisor)
                                                                            (July 1997 to
                                                                            April 1999) and a
                                                                            Director of Baker,
                                                                            Fentress & Company,
                                                                            which owns John A.
                                                                            Levin & Co., a
                                                                            registered investment
                                                                            advisor (July 1997 to
                                                                            April 1999). Executive
                                                                            Vice President of Smith
                                                                            Barney Mutual Funds
                                                                            (July 1994 to
                                                                            June 1997).
James B. Hawkes(2)       President and   Trustee of Fund Since 1991 and     Chairman, President and              170
Age 60                   Trustee         President of Fund Since 1999 and   Chief Executive Officer
The Eaton Vance                          President and Trustee of           of BMR, EVM and their
Building                                 Portfolio Since 1992               corporate parent, Eaton
255 State Street                                                            Vance Corp. (EVC), and
Boston, MA 02109                                                            corporate trustee, Eaton
                                                                            Vance, Inc. (EV); Vice
                                                                            President of EVD.
                                                                            President or officer of
                                                                            170 funds managed by EVM
                                                                            or its affiliates.


NAME,
ADDRESS                  OTHER DIRECTORSHIPS
AND AGE                  HELD
-----------------------
Jessica M.
Bibliowicz(1)
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)       Director of EVC, EV
Age 60                   and EVD.
The Eaton Vance
Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and the Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED TRUSTEES

                          POSITION(S)
NAME,                       WITH THE              TERM OF OFFICE                                       NUMBER OF PORTFOLIOS
ADDRESS                     FUND AND               AND LENGTH OF            PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX
AND AGE                    PORTFOLIO                SERVICE(3)              DURING PAST FIVE YEARS    OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee         Trustee of Fund Since 1986 and of  President of Dwight                  170
Age 70                                   Portfolio Since 1992               Partners, Inc.
The Eaton Vance                                                             (corporate relations and
Building                                                                    communications company).
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Trustee         Trustee of Fund Since 1986 and of  Jacob H. Schiff                      170
Age 67                                   Portfolio Since 1992               Professor of Investment
The Eaton Vance                                                             Banking Emeritus,
Building                                                                    Harvard University
255 State Street                                                            Graduate School of
Boston, MA 02109                                                            Business Administration.


NAME,
ADDRESS                  OTHER DIRECTORSHIPS
AND AGE                  HELD
-----------------------
Donald R. Dwight         Trustee/Director of
Age 70                   the Royce Funds
The Eaton Vance          (consisting of 17
Building                 portfolios).
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Director of
Age 67                   Tiffany & Co.,
The Eaton Vance          Director of Telect,
Building                 Inc.
255 State Street
Boston, MA 02109

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

DISINTERESTED TRUSTEES (CONTINUED)

                          POSITION(S)
NAME,                       WITH THE              TERM OF OFFICE                                       NUMBER OF PORTFOLIOS
ADDRESS                     FUND AND               AND LENGTH OF            PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX
AND AGE                    PORTFOLIO                SERVICE(3)              DURING PAST FIVE YEARS    OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee         Trustee of Fund Since 1986 and of  Chairman and Chief                   170
Age 66                                   Portfolio Since 1992               Operating Officer,
The Eaton Vance                                                             Hellman, Jordan
Building                                                                    Management Co., Inc. (an
255 State Street                                                            investment management
Boston, MA 02109                                                            company). President,
                                                                            Unicorn Corporation
                                                                            (investment and
                                                                            financial advisory
                                                                            services company) (since
                                                                            September 2000).
                                                                            Formerly, Chairman of
                                                                            the Board, United Asset
                                                                            Management Corporation
                                                                            (a holding company
                                                                            owning institutional
                                                                            investment management
                                                                            firms) and Chairman,
                                                                            President and Director,
                                                                            UAM Funds (mutual
                                                                            funds).

Lynn A. Stout            Trustee         Trustee Since 1998                 Professor of Law,                    165
Age 44                                                                      University of California
The Eaton Vance                                                             at Los Angeles School of
Building                                                                    Law (since July 2001).
255 State Street                                                            Formerly, Professor of
Boston, MA 02109                                                            Law, Georgetown
                                                                            University Law Center
                                                                            (prior to July 2001).
Jack L. Treynor          Trustee         Trustee of Fund Since 1986 and of  Investment Adviser and               167
Age 72                                   Portfolio Since 1992               Consultant.
The Eaton Vance
Building
255 State Street
Boston, MA 02109


NAME,
ADDRESS                  OTHER DIRECTORSHIPS
AND AGE                  HELD
-----------------------
Norton H. Reamer
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Lynn A. Stout
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Jack L. Treynor
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                          POSITION(S)
NAME,                       WITH THE              TERM OF OFFICE
ADDRESS                     FUND AND               AND LENGTH OF            PRINCIPAL OCCUPATION(S)
AND AGE                    PORTFOLIO                SERVICE(3)              DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
William H. Ahern, Jr.    Vice President  Vice President Since 1995          Vice President of EVM
Age 42                   of Trust                                           and BMR. Officer of 34
The Eaton Vance                                                             investment companies
Building                                                                    managed by EVM or BMR.
255 State Street
Boston, MA 02109

Walter A. Row, III       Vice President  Vice President Since 2001          Vice President of EVM
Age 44                   of Trust                                           and BMR. Officer of 22
The Eaton Vance                                                             investment companies
Building                                                                    managed by EVM or BMR.
255 State Street
Boston, MA 02109

Thomas J. Fetter         Vice President  Vice President Since 1997          Vice President of EVM
Age 58                   of Trust                                           and BMR. Officer of 112
The Eaton Vance                                                             investment companies
Building                                                                    managed by EVM or BMR.
255 State Street
Boston, MA 02109

Armin J. Lang            Vice President  Vice President Since 1999          Vice President of EVM
Age 37                   of Trust                                           and BMR since March
The Eaton Vance                                                             1998. Previously he was
Building                                                                    a Vice President of
255 State Street                                                            Standish, Ayer & Wood.
Boston, MA 02109                                                            Officer of 23 investment
                                                                            companies managed by EVM
                                                                            or BMR.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                          POSITION(S)
NAME,                       WITH THE              TERM OF OFFICE
ADDRESS                     FUND AND               AND LENGTH OF            PRINCIPAL OCCUPATION(S)
AND AGE                    PORTFOLIO                SERVICE(3)              DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Michael R. Mach          Vice President  Vice President Since 1999          Vice President of EVM
Age 54                   of Trust                                           and BMR since
The Eaton Vance                                                             December 15, 1999.
Building                                                                    Previously, Managing
255 State Street                                                            Director and Senior
Boston, MA 02109                                                            Analyst for Robertson
                                                                            Stephens (1998-1999);
                                                                            Managing Director and
                                                                            Senior Analyst for Piper
                                                                            Jaffray (1996-1998); and
                                                                            Senior Vice President,
                                                                            Senior Analyst and
                                                                            Portfolio Manager for
                                                                            Putnam Investments
                                                                            (1989-1996). Officer of
                                                                            24 investment companies
                                                                            managed by EVM or BMR.

Robert B. MacIntosh      Vice President  Vice President Since 1998          Vice President of EVM
Age 45                   of Trust                                           and BMR. Officer of 111
The Eaton Vance                                                             investment companies
Building                                                                    managed by EVM or BMR.
255 State Street
Boston, MA 02109

Edward E. Smiley, Jr.    Vice President  Vice President Since 1999          Vice President of EVM
Age 57                   of Trust                                           and BMR. Officer of 34
The Eaton Vance                                                             investment companies
Building                                                                    managed by EVM or BMR.
255 State Street
Boston, MA 02109

Susan Schiff             Vice President  Vice President Since 1992          Vice President of EVM
Age 40                   of Portfolio                                       and BMR. Officer of one
The Eaton Vance                                                             investment company
Building                                                                    managed by EVM or BMR.
255 State Street
Boston, MA 02109

Mark Venezia             Vice President  Vice President Since 1992          Vice President of EVM
Age 50                   of Portfolio                                       and BMR. Officer of 2
The Eaton Vance                                                             investment companies
Building                                                                    managed by EVM or BMR.
255 State Street
Boston, MA 02109

Alan R. Dynner           Secretary       Secretary Since 1997               Vice President,
Age 61                                                                      Secretary and Chief
The Eaton Vance                                                             Legal Officer of BMR,
Building                                                                    EVM and EVC; Vice
255 State Street                                                            President, Secretary and
Boston, MA 02109                                                            Clerk of EVD. Secretary
                                                                            of 170 funds managed by
                                                                            EVM and its affiliates.

James L. O'Connor        Treasurer       Treasurer of Portfolio Since 1992  Vice President of BMR
Age 56                                   and of Fund Since 1989             and EVM; Vice President
The Eaton Vance                                                             of EVD. Treasurer of 170
Building                                                                    funds managed by EVM and
255 State Street                                                            its affiliates.
Boston, MA 02109

The statement of additional information for the Fund includes additional information about the trustees and officers of the Fund and Portfolio and can be obtained, without charge, by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110


                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  For more information about Eaton Vance's privacy policies, call:
                       1-800-262-1122


EATON VANCE GOVERNMENT OBLIGATIONS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
140-2/02                                                                  GOSRC